Share capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of detailed information about share capital

Authorised, allotted and fully paid – classified as equity	As at 30 June 2023 unaudited Number	As at 30 June 2023 unaudited £	As at 31 December 2022 Number	As at 31 December 2022 £
Ordinary shares of £0.001 each	277,971,722	277,972	5,417,137	108,343
‘A’ Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001
‘B’ Deferred shares of £0.001	4,063,321,418	4,063,321	–	–
Total		5,341,294		1,108,344

Authorised, allotted and fully paid – classified as equity	2022 Number	2022 £	2021 Number	2021 £	2020 Number	2020 £
At 31 December
Ordinary shares of £0.001 each	5,417,137	108,343	4,923,420	98,468	3,153,694	63,074
Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001
Total		1,108,344		1,098,469		1,063,075

Schedule Of Ordinary and Deferred Shares

2023		Ordinary Shares Number	‘A’ Deferred Shares Number	‘B’ Deferred Shares Number	Share Price £	Total consideration £’000
At 1 January 2023		5,417,137	1,000,001	-
15 February 2023	Private Placements	3,250,200	-	-	0.0505	164
26 May 2023	Registered Direct Offering	110,679,610	-	-	0.0097	1,076
April – June 2023	Exercise February 2023 pre-funded warrants	62,184,525	-	-	0.0505	3,139
March 2023	Exercise Series ‘A’ warrants	12,931,020	-	-	0.0505	653
March 2023	Exercise Series ‘B’ warrants	19,396,530	-	-	0.0505	979
15 June 2023	Exercise Investor warrants	625,000	-	-	0.0505	32
14 June 2023	Share sub-division and re-designation	-	-	4,063,321,418	n/a	n/a
30 June 2023	Exercise ‘C’ warrants	63,487,700	-	-	0.0097	617
At 30 June 2023 (unaudited)		277,971,722	1,000,001	4,063,321,418

2022
At 1 January 2022		4,923,420	1,000,001	-
22 March 2022	Exercise of warrants	1	-	-	200.000	-
3 May 2022	Share issue to SIPP trustee*	1,250	-	-	0.001	-
19 December 2022	Registered Direct Offering	492,466	-	-	0.6660	321
At 31 December 2022		5,417,137	1,000,001	-

*Share issued to Biodexa Pharmaceuticals PLC employee benefit trust

		Ordinary Shares Number	Deferred Shares Number	Share Price £	Total consideration £’000
At 1 January 2020		1,174,752	1,000,001
2020
18 May 2020	Placing & Registered Direct Offering	787,878		5.4000	4,255
27 July 2020	Placing	1,064,814		5.4000	5,750
19 August 2020	Exercise of warrants	125,000		6.2642	783
30 September 2020	Share issue to SIPP trustee (see note 25)	1,250		0.0200	–
At 31 December 2020		3,153,694	1,000,001
19 February 2021	Exercise of warrants	15,340		5.9600	91
6 July 2021	Placing	1,754,386		5.7000	10,000
At 31 December 2021		4,923,420	1,000,001
22 March 2022	Exercise of warrants	1		200.0000	–
3 May 2022	Share issue to SIPP trustee (see note 25)	1,250		0.0200	–
19? December 2022	Registered Direct Offering	492,466		0.6660	321
At 31 December 2022		5,417,137	1,000,001